NYSE

15007963

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

AUG 24 2015

Washington, DC 20549

August 24, 2015

001-37546

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.375% Fixed-to-Floating Rate Trust Preference Securities of SCE Trust IV, guaranteed by Southern California Edison Company under the Exchange Act of 1934.

Sincerely,

Silvio Conte